Business acquisitions and disposition - Summary of Fair Value of Consideration From EBOX Acquisition (Details) - EBOX $ in Millions	Feb. 28, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets	17
Finite-life intangible and other assets	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill	$ 128